Related Party Transactions - Summary of Fees and Revenue Related to the Managed REITs (Detail) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	$ 2,517,853		$ 2,055,224		$ 9,115,093		$ 5,877,454		$ 7,819,216	$ 6,322,970	$ 8,048,630
Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	1,357,771		451,220		3,067,693		1,724,155		2,292,331	2,738,329	4,422,190
Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	641,520		330,765		1,633,504		1,019,612		1,021,625	1,155,314	1,801,383
Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	397,355		199,125		883,071		635,439		655,033	1,081,292	1,150,917
Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues			975,755		3,107,017		2,037,280		2,692,168	649,623
Strategic Storage Trust IV Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										716,278	3,211,661
Strategic Storage Growth Trust II Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues							798,395	[1]	798,395	1,843,769	1,210,529
Strategic Storage Trust VI Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	1,062,242		401,078		2,378,167		875,618		1,348,314	178,282
SSGT III Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	295,529		50,142		689,526		50,142		145,622
Strategic Storage Trust IV Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										346,179	1,429,632
Strategic Storage Growth Trust II Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues							407,706	[1]	407,706	709,533	371,751
Strategic Storage Trust VI Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	346,259		157,282		857,452		359,989		551,493	99,602
Strategic Storage Growth Trust I I I Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	105,209		17,952		235,704		17,952		62,426
Strategic Storage Trust IV Tenant Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										285,959	893,315
Strategic Storage Growth Trust II Tenant Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues							250,156	[1]	250,156	636,671	257,602
Strategic Storage Trust VI Tenant Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	262,507		121,807		575,060		267,560		396,758	158,662
Strategic Storage Growth Trust I I I Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	62,725		3,622		112,379		3,622		8,119
Strategic Storage Trust VI Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues			519,755		2,465,017		1,581,280		1,846,168	649,623
Strategic Storage Growth Trust III Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues			456,000		642,000		456,000		846,000
Other Managed REIT Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	121,207	[2]	98,359	[2]	423,808	[2]	460,968	[2]	$ 1,158,059	$ 698,412	$ 674,140
JV Properties Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	190,052		155,531		540,348		233,965
JV Properties Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	$ 72,123		$ 73,696		$ 195,632		$ 114,101

[1]	On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.
[2]	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.